Contracts in Progress	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Contract with Customer, Contract Asset, Contract Liability, and Receivable [Abstract]
Contracts in Progress
6. Contracts in Progress
The following table reflects the calculation of the net balance of contract assets and contract liabilities. Costs and estimated earnings on contracts in progress consist of the following (in thousands):

	September 30, 2021	December 31, 2020
Costs incurred on uncompleted contracts	$148,335	$113,856
Estimated contract earnings in excess of costs	198,528	151,423

Estimated contract earnings to date	346,863	265,279
Less: billed to date	(340,753)	(260,142)

Net contract assets	$6,110	$5,137

6. Contracts in Progress
The following table reflects the calculation of the net balance of contract assets and contract liabilities. Costs and estimated earnings on contracts in progress consist of the following (in thousands):

	December 31, 2019	December 31, 2020
Costs incurred on uncompleted contracts	$112,417	$113,856
Estimated contract earnings in excess of costs	160,242	151,423

Estimated contract earnings to date	272,659	265,279
Less: billed to date	(270,439)	(260,142)

Net contract assets	$2,220	$5,137